ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Account receivable
Trade accounts receivable	$ 322,201	$ 597,505	$ 637,421
Other accounts receivable	116,905	118,191	9,722
Income tax receivable	547,951
Total trade and other accounts receivables	987,057	715,696	647,143
Accounts receivables
Account receivable
Trade receivables	322,201	597,505	637,421
Accounts receivable write down	0	64,600	489,449
Accounts receivables | Loss allowance
Account receivable
Trade receivables	(20,001)	(23,567)	(35,690)
Accounts receivables | Not past due
Account receivable
Trade receivables	195,545	472,257	361,469
Accounts receivables | Past due 0 - 30 days
Account receivable
Trade receivables		14,139	18,614
Accounts receivables | 30 - 60 days
Account receivable
Trade receivables	35,114	20,000
Accounts receivables | 60 - 90 days
Account receivable
Trade receivables	11,543		54,428
Accounts receivables | Over 120 days
Account receivable
Trade receivables	$ 100,000	$ 114,676	$ 238,600